Consolidated Statements of Changes in Equity - USD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2022	$ 7,881,444	$ 7,584,322	$ (5,760,236)	$ 198,575	$ 9,904,105
IfrsStatementLineItems [Line Items]
Reduction in consolidated entities				(361,158)	(361,158)
Share based payments		131,712			131,712
Profit for the period			1,418,643		1,418,643
Unrealized (loss) on FVTOCI financial assets				833,587	833,587
Foreign currency translation adjustment				(74,641)	(74,641)
Balance at Dec. 31, 2023	7,881,444	7,716,034	(4,341,593)	596,363	11,852,248
IfrsStatementLineItems [Line Items]
Share based payments		131,712			131,712
Profit for the period			1,104,213		1,104,213
Unrealized (loss) on FVTOCI financial assets				(1,458)	(1,458)
Foreign currency translation adjustment				(87,452)	(87,452)
Balance at Dec. 31, 2024	$ 7,881,444	$ 7,847,746	$ (3,237,380)	$ 507,453	$ 12,999,263